RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	$ 15,844
Cash-flows:
Principal amount loaned – term loan	0	$ 1,764	$ 4,520
Principal amount loaned – convertible note	20,000	0	0
Interest paid for term loan	6,424	0	0
Interest paid for convertible note	199	0	0
Interest paid for exchangeable notes	(1,293)	(3,996)	(3,996)
Repayment of exchangeable notes	(86,730)	0	0
Repayment of CEBA loan	(2,761)	(2,939)	(3,240)
Non-cash:
Interest charged	7,914
Loss on disposal of Exchangeable Notes	9,678	0	0
Balance at December 31, 2022	13,943	15,844
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	83,343	84,065
Cash-flows:
Principal amount loaned – term loan	81,250
Principal amount loaned – convertible note	20,000
Loan origination costs paid	(3,591)
Interest paid for term loan	(6,424)
Interest paid for convertible note	(199)
Interest paid for exchangeable notes	(1,293)	(3,996)
Repayment of exchangeable notes	(86,730)
Repayment of term loan	(34,500)	0
Repayment of CEBA loan	(23)
Penalty paid for early settlement of term loan	(3,450)
Non-cash:
Interest charged		3,996
Penalty for early settlement charged	3,450
Shares issued as consideration for purchase of Exchangeable Notes	(6,133)
Equity component of convertible note at date of issue	(6,709)
Derivative financial asset at date of issue	202
Loss on disposal of Exchangeable Notes	9,678
Additions (related to Right of Use assets)	0	0
Exchange adjustment	0	0
Loan forgiven	(7)
Accretion interest	3,351	648
Fair value of derivative liability - warrants	(303)	(1,370)
Balance at December 31, 2022	59,826	83,343	84,065
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	15,845	18,741
Cash-flows:
Principal amount loaned – convertible note	0
Loan origination costs paid	0
Interest paid for term loan	0
Interest paid for exchangeable notes		(11)
Repayment of term loan		(2,939)
Repayment of CEBA loan	(2,761)
Penalty paid for early settlement of term loan	0
Non-cash:
Interest charged	0	0
Penalty for early settlement charged	0
Shares issued as consideration for purchase of Exchangeable Notes	0
Equity component of convertible note at date of issue	0
Derivative financial asset at date of issue	0
Loss on disposal of Exchangeable Notes	0
Additions (related to Right of Use assets)	830	71
Exchange adjustment	(628)	(820)
Loan forgiven	0
Accretion interest	657	803
Fair value of derivative liability - warrants	0	0
Balance at December 31, 2022	$ 13,943	$ 15,845	$ 18,741